Share-based payments	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Share-based payments
24. Share-based payments
Different share-based programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. AB InBev has three primary share-based compensation plans: the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit plan for directors (“RSU Plan for Directors”), and the various long-term incentive plan for executives (“LTI Plan Executives”). These share-based payment programs relate to either AB InBev shares or American Depository Shares (“ADSs”) as underlying equity instruments. All the company share-based payment plans are equity-settled. Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated. Share-based payment transactions resulted in a total expense of 644m US dollar for 2024, as compared to 570m US dollar for 2023 and 448m US dollar for 2022.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan for Executives
Under this plan, members of the Executive Committee and other senior employees receive their bonus in cash but have the choice to invest some or all of the value of their bonus in AB InBev shares, referred to as voluntary shares. The voluntary shares are entitled to dividends from the date of grant and are subject to a lock-up
period of three years. They are granted at market price, to which a discount of up to 20% is applied. The discount is delivered in the form of RSUs (Discounted Shares). Executives who invest in Voluntary Shares also receive one and a half matching shares for each voluntary share invested up to a limited total percentage of each executive’s variable compensation. These matching shares are also delivered in the form of RSUs (Matching Shares). The RSUs relating to the Matching Shares and the Discounted Shares vest over a three
or five-year period and are subject to specific restrictions or forfeiture provisions in the event of termination of service.
During 2024, AB InBev issued 1.6m discounted and matching RSUs in relation to bonuses granted to company employees and management (2023: 1.7m discounted and matching RSUs). These discounted and matching RSUs represent a fair value of approximately 94m US dollar (2023: 102m US dollar).
RSU Plan for Directors
The remuneration of the directors comprises a fixed cash fee component and a share-based component. The share-based portion of the remuneration of the directors of the company is granted in the form of RSUs that vest after five years and, upon vesting, entitle their holders to one AB InBev share per RSU.

During 2024, 0.1m RSUs with an estimated fair value of 4m US dollar were granted to directors (2023: 0.1m with an estimated fair value of 4m US dollar).
Annual LTI Plans for Executives
Subject to management’s assessment of the executive’s performance and future potential, members of senior management may be eligible for an annual long-term incentive to be paid out in RSUs, Performance Stock Units (“PSUs”) and/or stock options.

●
Long-term Incentive RSUs
: They cliff vest over a three or five-year period. Upon vesting, each RSU entitles its holder to acquire one share. During 2024, AB InBev issued 4.4m RSUs with an estimated fair value of 239m US dollar under this plan (2023: 2.9m RSUs with an estimated fair value of 183m US dollar under this plan). Out of these RSUs, 0.5m RSUs were granted to members of the Executive Committee (2023: 0.1m RSUs).

●
Long-term PSUs
: They cliff vest over a three-year period. Upon vesting of the PSUs, the number of shares to which the holders thereof shall be entitled shall depend on a performance test measuring (on a percentile basis) the company’s three-year Total Shareholder Return (“TSR”) relative to the TSR realized for that period by a representative sample of listed companies belonging to the consumer goods sector. The number of shares to which such units entitle their holders is subject to a hurdle and cap. During 2024, 0.8m PSUs were granted to Executives with an estimated fair value of 45m US dollar (2023: 0.5m PSUs with an estimated fair value of 39m US dollar under this plan). Out of these PSUs, 134 thousand PSUs were granted to members of the Executive Committee (2023: 33 thousand PSUs).

Exceptional LTI Plans for Executives
RSUs, PSUs or stock options may be granted from time to time to members of the senior management of the company, who have made a significant contribution to the success of the company (achieving the growth agenda, specific acquisitions, etc.). Vesting of such RSUs, PSUs or stock options may be subject to achievement of performance conditions which will be related to the objectives of such exceptional grants.
During 2024 and 2023, no exceptional grants were made to Executives.
Other Recurring LTI RSU Plans for Executives
AB InBev has specific recurring long-term RSU incentive programs in place, including:

●
A
base long-term RSUs program
allowing for the offer of RSUs to members of the company’s senior management. In addition to the annual Long-term RSUs described above, under this program, RSUs can be granted under other sub-plans
with specific terms and conditions and for specific purposes, e.g., for special retention incentives or to compensate for assignments of expatriates in certain countries. In most cases, the RSUs vest after three or five years without a performance test and in the event of termination of service before the vesting date, specific forfeiture rules apply. The Board may set different vesting periods for specific sub-plans
or introduce performance tests in line with the company’s high-performance culture and the creation of long-term sustainable value for its shareholders. In 2024, 0.2m RSUs with an estimated fair value of 12m US dollar were granted under this program (2023: 0.6m RSUs with an estimated fair value of 35m US dollar).
No RSU’s were granted to members of the Executive Committee in 2024 and 2023 under this program.

●
A program allowing for certain employees to purchase company shares at a discount and that is aimed at providing a long-term retention incentive for (i) high-potential employees of the company, who are at a mid-manager
level (“
People bet share purchase program
”) or (ii) newly hired employees. The voluntary investment in company shares leads to the grant of an amount of matching RSUs which vest after five years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. No RSUs were granted in 2024 and 2023 under this program.

Other disclosures for Share-based payments
No stock options were granted in 2024, 2023 and 2022. The total number of outstanding AB InBev options developed as follows:

Million options	2024	2023	2022
Options outstanding at 1 January	75.8	83.2	102.7
Options exercised during the year	-	(2.2)	(1.0)
Options forfeited during the year	(2.9)	(1.3)	(14.9)
Options lapsed during the year	(3.7)	(3.9)	(3.6)
Options outstanding at the end of December	69.2	75.8	83.2

The range of exercise prices of the outstanding options is between 40.40 euro (41.97 US dollar)
1
and 121.95 euro (126.69 US dollar) while the weighted average remaining contractual life is
5.1 years.
Out of the 69.2m outstanding options, 22.8m options are vested at 31 December 2024.
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2024	2023	2022
Options outstanding at 1 January	79.46	76.04	64.77
Exercised during the year	-	29.96	16.11
Forfeited during the year	75.45	67.66	94.76
Lapsed during the year	102.10	96.27	88.10
Outstanding at the end of December	71.59	79.46	76.04
Exercisable at the end of December	93.25	108.11	102.19
The total number of outstanding AB InBev RSUs and PSUs developed as follows:

Million RSU and PSUs	2024	2023	2022
RSUs and PSUs outstanding at 1 January	29.0	28.7	20.9
RSUs and PSUs issued during the year	7.3	5.9	10.1
RSUs and PSUs vested during the year	(4.1)	(4.3)	(0.5)
RSUs and PSUs forfeited during the year	(1.1)	(1.3)	(1.8)
RSUs and PSUs outstanding at the end of December	31.2	29.0	28.7
AMBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan
Since 2005, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev did not issue RSUs in 2024 (2023: 47 thousand matching RSUs with an estimated fair value of less than 1m US dollar).
Since 2018, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. The vesting period is three
or five years. Under the 2018 Share-based compensation plan, Ambev issued 25.6m matching RSUs in 2024 with an estimated fair value of 61m US dollar (2023: 33.7m matching RSUs with an estimated fair value of 93m US dollar).
Other disclosures for Share-based payments
As of 2010, senior employees are eligible for an annual long-term incentive to be paid out in Ambev LTI stock options (or similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. No stock options were granted in 2024, 2023 and 2022.
The total number of outstanding Ambev options developed as follows:

Million options	2024	2023	2022
Options outstanding at 1 January	88.0	99.8	113.8
Options forfeited during the year	(15.5)	(11.8)	(14.0)
Options outstanding at the end of December	72.5	88.0	99.8
The range of exercise prices of the outstanding options is between 16.34 Brazilian real (2.64 US dollar) and 22.4 Brazilian real (3.62 US dollar) while the weighted average remaining contractual life is 3.0 years.
Of the 72.5m outstanding options 72.5m options are vested at 31 December 2024.
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar	2024	2023	2022
Options outstanding at 1 January	3.89	3.72	3.57
Forfeited during the year	3.60	4.68	4.33
Outstanding at the end of December	2.95	3.89	3.72
Exercisable at the end of December	2.95	3.94	3.86

1
Amounts have been converted to US dollar at the closing rate of the respective period.

The total number of outstanding Ambev RSUs and PSUs developed as follows:

Million RSUs and PSUs	2024	2023	2022
RSUs and PSUs outstanding at 1 January	120.0	109.8	63.8
RSUs and PSUs issued during the year	25.6	33.7	49.3
RSUs and PSUs vested during the year	(20.3)	(18.3)	(0.2)
RSUs and PSUs forfeited during the year	(4.9)	(5.2)	(3.1)
RSUs and PSUs outstanding at the end of December	120.4	120.0	109.8
BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
Share-Based Compensation Plan
In March 2020, Budweiser APAC set up a program allowing for certain employees to invest some or all of their variable compensation in Budweiser APAC shares (Voluntary Shares). As an additional reward, employees who invest in Voluntary Shares also receive a company shares match of one and a half matching shares for each Voluntary Share invested up to a limited total percentage of each employee’s variable compensation. In 2024, Budweiser APAC issued 8.8m matching RSUs in relation to bonuses granted to Budweiser APAC employees with an estimated fair value of 14m US dollar (2023: 4.1m matching restricted stock units with an estimated fair value of 13m US dollar).
Discretionary Restricted Stock Units Plan
In December 2019, Budweiser APAC set up a discretionary RSUs plan which allows for the offer of RSUs to certain employees in certain specific circumstances, at the discretion of the Board, e.g., as a special retention incentive. The RSUs vest after three to five years and in the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2024 and 2023, no RSUs were granted under this program.
New Restricted Stock Units Plan
In November 2020, Budweiser APAC set up a new RSUs plan which allows for the offer of RSUs to certain eligible employees in certain specific circumstances, at the discretion of the Board, e.g., as a long-term incentive. The vesting period of the RSUs is in principle between three and five years without a performance test and in the event of termination of service before the vesting date, forfeiture rules apply. The Board may set shorter or longer periods for specific grants or introduce performance tests similar to other programs in the company. In 2023, some RSUs include a performance test. They cliff vest between three and five years. Upon vesting, the number of shares to which the holders thereof shall be entitled shall depend on a performance test measuring (on a percentile basis) the company’s three
to five-year TSR relative to the TSR realized for that period by a representative sample of listed companies belonging to the consumer goods sector. The number of shares to which such units entitle their holders is subject to a hurdle and cap. During 2024, 30.8m RSUs with an estimated fair value of
30
m US dollar were granted under this program to a selected number of employees (2023: 29.8m RSUs with an estimated fair value of 50m US dollar).
People Bet Plan
In March 2020, Budweiser APAC set up a program allowing for certain employees to purchase Budweiser APAC shares at a discount which is aimed at providing a long-term retention incentive for high-potential employees of the company, who are at a mid-manager
level (“People bet share purchase program”). The voluntary investment in company shares leads to the grant of an amount of matching RSUs which vest after five years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. No RSUs were granted in 2024 and 2023 under this program.